Legal proceedings and contingencies (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Judicial deposits	R$ 16,938	R$ 14,187
Other Assets Non Current [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	16,938	14,187
Contingencies correspondent amount	R$ 78,701	R$ 81,855